Other liabilities - Schedule of Other Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Current Liabilities [Abstract]
Advance payments for government grants	€ 1,069	€ 1,069
Total	€ 1,069	€ 1,069